Intangible assets other than goodwill (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Disclosure of detailed information about intangible assets [abstract]
Impairment of intangibles	$ 9	$ 0	$ 9	$ 0